GENERAL (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Apr. 08, 2014	Jan. 21, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fiber Company [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 2,050
Cyberseal [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		1,166
Technology [Member] | Fiber Company [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	1,337		1,337
Technology [Member] | Cyberseal [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		457		457
Customer relationships [Member] | Fiber Company [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	315		315
Customer relationships [Member] | Cyberseal [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		386		386
Backlog [Member] | Fiber Company [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	398		398
Backlog [Member] | Cyberseal [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 323		$ 323